Consolidated Statement of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Sales revenues	$ 95,584	$ 88,827	$ 81,405
Cost of sales	(61,517)	(60,147)	(55,417)
Gross profit	34,067	28,680	25,988
Income (expenses)
Selling expenses	(4,631)	(4,538)	(3,963)
General and administrative expenses	(2,455)	(2,918)	(3,319)
Exploration costs	(524)	(800)	(1,761)
Research and development expenses	(642)	(572)	(523)
Other taxes	(752)	(1,843)	(714)
Impairment of assets	(2,005)	(1,191)	(6,193)
Other income and expenses	(5,626)	(5,599)	(5,207)
Income (expenses)	(16,635)	(17,461)	(21,680)
Income before finance income (expense), results in equity-accounted investments and income taxes	17,432	11,219	4,308
Finance income	3,155	1,047	1,053
Finance expenses	(5,790)	(7,395)	(6,958)
Foreign exchange gains (losses) and inflation indexation charges	(3,222)	(3,547)	(1,850)
Net finance income (expense)	(5,857)	(9,895)	(7,755)
Results in equity-accounted investments	523	673	(218)
Net income before income taxes	12,098	1,997	(3,665)
Income taxes	(4,684)	(1,828)	(684)
Net income for the period	7,414	169	(4,349)
Non-controlling interests	241	260	489
shareholders of Petrobras	$ 7,173	$ (91)	$ (4,838)
Basic and diluted earnings per weighted-average of common and preferred share - in U.S. dollars	$ 0.55	$ (0.01)	$ (0.37)